Commitments and contingencies - Open tax procedures SUNAT (Details) - Jan. 05, 2021 - SUNAT	PEN (S/) installment	USD ($)
Disclosure of Commitments and contingencies [Line Items]
Number of equal monthly payments	66
Tax assessment value	S/ 1,505,948,000	$ 415,549,000
Percentage over the letters of guarantee amount	5.00%
Letters of guarantee outstanding, amount	S/ 1,580,126,000	$ 436,017,000